Document and Entity Information	12 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	LIGHTPATH TECHNOLOGIES INC
Entity Central Index Key	0000889971
Document Type	S-1
Trading Symbol	LPTH
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016